[PHOTO]

OPPENHEIMER HIGH YIELD FUND

Semiannual Report December 31, 1996


"We need
our money
to work
as hard
as it can."

[OPPENHEIMERFUNDS LOGO]

THIS FUND IS FOR PEOPLE WHO WANT AN INVESTMENT THAT OFFERS HIGH INCOME POTENTIAL AS WELL AS DIVERSIFICATION FOR THEIR INCOME PORTFOLIO.


                                      NEWS

                              STANDARDIZED YIELDS

For the 30 Days Ended 12/31/96:(3)

Class A

8.24%

Class B

7.83%

Class C

7.78%

THE FUND'S CLASS A SHARES ARE RANKED ***** AMONG 1,104 (3-YEAR), 597 (5-YEAR) AND 242 (10-YEAR) TAXABLE BOND FUNDS AS OF 12/31/96 BY MORNINGSTAR MUTUAL FUNDS.(4)


HOW YOUR FUND IS MANAGED

Oppenheimer High Yield Fund seeks high current income with a secondary objective of capital growth. The Fund invests primarily in high-yielding, lower-rated corporate bonds. These types of securities often offer the highest income available from any type of fixed income investment.

PERFORMANCE

Total returns for the six months ended 12/31/96 for Class A, B and C shares were 8.29%, 7.85% and 7.86%, respectively, without deducting sales charges.(1)

      Your Fund's average annual total returns for Class A shares for the 1-, 5- and 10-year periods ended 12/31/96 were 8.83%, 10.91% and 10.05%, respectively. For Class B shares, average annual total returns for the 1-year period ended 12/31/96 and since inception on 5/3/93 were 8.41% and 8.79%, respectively. For Class C shares, average annual total returns for the 1-year period ended 12/31/96 and since inception on 11/1/95 were 12.33% and 13.40%, respectively.(2)


OUTLOOK

"Today's environment of moderate economic growth, healthy corporate profits and easy access to capital markets should contribute to further credit improvement for many high-yield issuers."

                                            Ralph Stellmacher, Portfolio Manager
                                                               December 31, 1996

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. For more complete information, please review the prospectus carefully before you invest.

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 4.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual .75% asset-based sales charge.

3. Standardized yield is based on net investment income calculated for the 30-day period ended 12/31/96. Falling net asset values will tend to artificially raise yields.

4. Source: Morningstar Mutual Funds, 12/31/96. Morningstar rankings are based on risk-adjusted investment returns, after considering sales charges and expenses. Investment return measures a fund's (or class's) 3-, 5- and 10-year (depending on the inception of the class or fund) average annual total returns in excess of 90-day U.S. Treasury bill returns. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and returns are combined to produce star rankings, reflecting performance relative to the average fund in a fund's category. The top 10% of funds in each investment class receive 5 stars; the next 22.5%, 4 stars; the middle 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. The 5-star current ranking is a weighted average of the 3-, 5- and 10-year rankings for the Fund's Class A shares, which were 4, 5 and 5 stars, weighted 20%/30%/50%, respectively. The 1-year ranking is 4 stars, but is not included in Morningstar's overall ranking calculations. There were 1,670 funds ranked in the 1-year period. Rankings are subject to change monthly. The Fund's Class A, B and C shares have the same investment portfolio but different expenses.


2     Oppenheimer High Yield Fund

[PHOTO]
James C. Swain
Chairman
Oppenheimer
High Yield Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
High Yield Fund

DEAR SHAREHOLDER,

Most likely, 1996 will be remembered as a "year of the stock market." While several stock indices broke all-time records, the bond market, with the exception of high-yield bonds, underperformed. The first half of the year was difficult for most fixed income investors as concerns about inflation led to rising long-term interest rates. But as we moved through the third and fourth quarters, interest rates declined, ultimately resulting in a bond market rally. And, although we anticipate interest-rate fluctuations in the coming months, our outlook for early 1997 remains positive.

      To understand where we're going, let's first look at where we've been. In 1996, many of the forces that pushed the stock market to record levels also helped strengthen corporate credit fundamentals, leading to the excellent performance of the high-yield sector. Over the later part of the year, with robust corporate earnings, low inflation, a healthy economy and falling Treasury yields, the high-yield market became very appealing to investors seeking high returns from fixed income securities.

      The rest of the bond market, however, didn't partake in the excitement. During the first six months of 1996, interest rates rose sharply, in response to investors' fears that the economy was growing too fast. As a result of these anxieties, we saw the yield on the benchmark 30-year Treasury bond increase to a high of about 7.0%.

      However, some analysts anticipated that an environment of moderate economic growth and low inflation would return, which would help stabilize, and even lower, interest rates. And, during the second half of 1996, that's exactly how events unfolded. So, as fall passed, investors who rode out the uncertainty of the bond market early in 1996 were rewarded: The yield on the 30-year Treasury bond progressively retreated to 6.42%, marking the lowest interest-rate level since April 1996.

      Over the last few months, new developments have added to the appeal of bonds. First, while earlier economic indicators made investors wary, third-quarter Gross Domestic Product (GDP) results came in at a substantially lower level than those of the second quarter. Contrary to popular opinion, the economy had slowed. Second, although higher wages were also blamed for a seemingly fast-moving economy, the Employment Cost Indicator increased only marginally, remaining well below the expected figure. Third, the federal government deficit ended fiscal 1996 lower than what was projected.

      For 1997, President Clinton has expressed a desire to balance the federal budget, rather than to provide broad-based tax cuts. This move should prove beneficial for the fixed income market. Additionally, with a firm dollar, low inflation and slow growth, the fear of Federal Reserve tightening has diminished. Some economists even forecast that the Fed will attempt to stimulate the economy by reducing the federal funds rate during the first quarter of 1997, further fueling our optimistic outlook for fixed income.

      Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds. We look forward to helping you reach your investment goals in the future.


/s/ JAMES C. SWAIN                              /s/ BRIDGET A. MACASKILL

James C. Swain                                  Bridget A. Macaskill

January 22, 1997

3      Oppenheimer High Yield Fund

Q +  A

[PHOTO]

Q What market factors helped the Fund's
performance?

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS?

While the bond market of 1996 has been somewhat difficult, high-yield bonds, and Oppenheimer High Yield Fund in particular, performed very well over the second half of 1996. For the twelve months ended December 31, 1996, the Fund finished 46th out of 148 high current yield funds ranked by Lipper Analytical Services.(1)

[PHOTO]

WHAT INVESTMENT DECISIONS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

A number of investment decisions contributed to our performance. Our holdings in companies that produce oil or gas or provide energy services strengthened the Fund's performance. Strong global energy demand and technological advancements within the industry have improved profitability for these companies. Additionally, companies in this industry tend to be good for diversification because their earnings are not directly tied to the general U.S. business cycle.

      The Fund also was well-positioned to benefit from consolidation trends in several industries. A number of companies in the portfolio became targets for acquisition by financially stronger companies, which resulted in an immediate bond rating upgrade.

      Investments in the foreign bond market also proved successful for the Fund. In particular, foreign investments in both government and corporate emerging market bonds performed superbly throughout the year.(2)

WERE THERE ANY INVESTMENTS THAT NEGATIVELY IMPACTED PERFORMANCE?

Our heavy emphasis on relatively higher-quality "B+" and "BB" high-yield bonds put us at a slight performance

1. Source: Lipper Analytical Services, 12/31/96. Oppenheimer High Yield Fund was ranked 37 out of 63 funds in its category for the 5-year period ended 12/31/96 and 10 out of 43 funds in its category for the 10-year period ended 12/31/96. Oppenheimer High Yield Fund is characterized by Lipper as a high current yield fund. Lipper rankings compare average annual total returns but do not take sales charges into consideration.

2. The Fund's portfolio is subject to change.



4     Oppenheimer High Yield Fund

FACING PAGE
Top left: Ralph Stellmacher, Portfolio Manager

Top right: Scott Scharer, Member
of Fixed Income Investments Team

Bottom: Len Darling, Executive
VP, Director of Fixed Income Investments

THIS PAGE
Top: Ralph Stellmacher

Bottom: David Negri with Mark Frank, Members of Fixed Income Investments Team

A The Fund
benefited
from the
consolidation
trends in several
industries.



disadvantage this year. Bonds in these rating categories tend to be more interest-rate-sensitive than lower-rated bonds and were disproportionately hurt by rising interest rates early in the year. Also, investments in high-yield bonds are subject to a greater risk that the issuer will default in its principal or interest payments. Conversely, weaker "B" rated bonds, which we de-emphasized, benefited disproportionately from ideal economic conditions which drove credit improvement this year.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

We continue to see an opportunity to benefit from today's merger and acquisition activity which is driving consolidation trends in certain industries. In particular, we see these opportunities in the media/telecommunications, healthcare, supermarket and financial services industries.

[PHOTO]

WHAT IS YOUR OUTLOOK FOR THE FUND?

Our outlook is favorable for many reasons. Today's environment of moderate economic growth, healthy corporate profits and easy access to capital markets should contribute to further credit improvement for many high-yield issuers. The size of the high-yield market is expected to continue to grow, with in excess of $300 billion of debt currently outstanding. This growth has been accompanied by an increase in both high-yield bond investors and issuers, providing a very solid foundation for the market.

[PHOTO]

5      Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS   December 31, 1996 (Unaudited)

                                                                                             FACE                 MARKET VALUE
                                                                                             AMOUNT(1)            SEE NOTE 1
==============================================================================================================================
MORTGAGE-BACKED OBLIGATIONS--2.7%
------------------------------------------------------------------------------------------------------------------------------
       Federal Home Loan Mortgage Corp., Interest-Only Stripped
       Mtg.-Backed Security, Trust 177, Cl. B, 16.058%, 7/15/26(2)                          $    5,472,781         $ 1,910,343
       -----------------------------------------------------------------------------------------------------------------------
       Federal National Mortgage Assn., Interest-Only Stripped
       Mtg.-Backed Security, Trust 240, Cl. 2, 13.793%--15.764%, 9/1/23(2)                      64,140,129          21,216,353
       -----------------------------------------------------------------------------------------------------------------------
       Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
       Series 1996-C1, Cl. E, 7.51%, 2/15/28(3)(4)                                               5,362,000           4,356,625
       -----------------------------------------------------------------------------------------------------------------------
       Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
       Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)                                                 3,750,000           3,039,844
       -----------------------------------------------------------------------------------------------------------------------
       Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
       Series 1994-C2, Cl. E, 8%, 4/25/25                                                        2,633,883           2,626,475
       Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                     2,375,723           2,094,348
       -----------------------------------------------------------------------------------------------------------------------
       Salomon Brothers Mortgage Securities VII, Series 1996-C1,
       Cl. E, 9.18%, 1/20/06                                                                     2,496,000           2,258,880
       -----------------------------------------------------------------------------------------------------------------------
       Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
       Series 1995-C4, Cl. E, 8.791%, 6/25/26(4)(5)                                              2,835,676           2,408,552
       Series 1996-C3, Cl. E, 8.45%, 6/25/30(5)                                                  1,575,000           1,391,414
                                                                                                                   -----------
       Total Mortgage-Backed Obligations (Cost $39,459,259)                                                         41,302,834

==============================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--8.6%
------------------------------------------------------------------------------------------------------------------------------
       Argentina (Republic of) Treasury Bills, Zero Coupon, 12.12%, 1/17/97(6) ARP               1,300,000           1,296,686
       -----------------------------------------------------------------------------------------------------------------------
       Banco Estado Minas Gerais, 8.25%, 2/10/00                                                 5,000,000           4,828,125
       -----------------------------------------------------------------------------------------------------------------------
       Banco Hipotecario Nacional (Argentina) Medium-Term Nts.,
       10.625%, 8/7/06(7)                                                                        3,000,000           3,112,500
       -----------------------------------------------------------------------------------------------------------------------
       Banco Nacional de Comercio Exterior SNC International
       Finance BV Gtd. Registered Bonds, 11.25%, 5/30/06                                         5,000,000           5,456,250
       -----------------------------------------------------------------------------------------------------------------------
       Bonos de la Tesoreria de la Federacion, Zero Coupon:
       25.79%, 11/6/97(6) MXP                                                                   29,800,000           3,103,967
       29.17%, 7/3/97(6) MXP                                                                    14,284,440           1,604,816
       28.59%, 7/31/97(6) MXP                                                                   15,800,000           1,745,681
       27.80%, 9/4/97(6) MXP                                                                    21,930,000           2,382,010
       -----------------------------------------------------------------------------------------------------------------------
       Brazil (Federal Republic of) Multi-Year Discount Facility
       Agreement Trust Certificates, Series REGS, 6.688%, 9/15/07(4)                             3,600,000           3,089,250
       -----------------------------------------------------------------------------------------------------------------------
       Buenos Aires (Province of) Bonds, 10%, 3/5/01 DEM                                         2,474,000           1,719,316
       -----------------------------------------------------------------------------------------------------------------------
       Canada (Government of) Debs., 10.50%, 7/1/00 CAD                                         14,495,000          12,405,086
       -----------------------------------------------------------------------------------------------------------------------
       Central Bank of Costa Rica Interest Claim Bonds,
       Series B, 6.344%, 5/21/05(4)(5)                                                             449,526             424,240
       -----------------------------------------------------------------------------------------------------------------------
       Comtel Brasileira Ltd. Nts., 10.75%, 9/26/04(3)                                             750,000             773,437
       -----------------------------------------------------------------------------------------------------------------------
       Denmark (Kingdom of) Bonds, 8%, 11/15/01 DKK                                             34,305,000           6,455,187
       -----------------------------------------------------------------------------------------------------------------------
       Germany (Republic of) Bonds, 7.375%, 12/2/02 DEM                                          4,860,000           3,503,935
       -----------------------------------------------------------------------------------------------------------------------
       Hashemite Kingdom of Jordan:
       Disc. Bonds, 6.50%, 12/23/23(4)                                                           3,500,000           2,708,125
       Interest Arrears Bonds, 6.50%, 12/23/05(4)                                                2,080,000           1,918,800
       -----------------------------------------------------------------------------------------------------------------------
       Italy (Republic of):
       Sr. Unsec. Unsub. Global Bonds, 0.563%, 7/26/99(4) JPY                                  805,000,000           6,971,534
       Treasury Bonds, Buoni del Tesoro Poliennali, 10.50%, 11/1/98 ITL                      4,400,000,000           3,098,853
       -----------------------------------------------------------------------------------------------------------------------
       Ministry of Finance (Russian Government) Unsec. Unsub. Debs.,
       Series REGS, 9.25%, 11/27/01                                                                130,000             126,669

6      Oppenheimer High Yield Fund

                                                                                             FACE                 MARKET VALUE
                                                                                             AMOUNT(1)            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT
OBLIGATIONS (CONTINUED)
       New Zealand (Government of):
       Bonds, 8%, 4/15/04 NZD                                                                    3,040,000        $  2,243,762
       Index Linked Bonds, 4.60%, 2/15/16(4) NZD                                                   247,000             170,984
       -----------------------------------------------------------------------------------------------------------------------
       Norwegian Government Bonds, 9.50%, 10/31/02 NOK                                          17,540,000           3,280,898
       -----------------------------------------------------------------------------------------------------------------------
       Panama (Republic of) Interest Reduction Bonds, 3.50%, 7/17/14(8)                          7,975,000           5,550,122
       -----------------------------------------------------------------------------------------------------------------------
       Portugal (Republic of) Gtd. Bonds, Obrigicion do tes Medio Prazo,
       11.625%, 2/23/98 PTE                                                                  1,049,000,000           7,167,151
       -----------------------------------------------------------------------------------------------------------------------
       Russia (Government of) Interest Nts., 12/29/49(9)(10)                                     2,500,000           1,740,625
       -----------------------------------------------------------------------------------------------------------------------
       Sweden (Kingdom of) Bonds, Series 1030, 13%, 6/15/01 SEK                                 27,400,000           5,173,838
       -----------------------------------------------------------------------------------------------------------------------
       Telecomunicacoes Brasileiras SA Bonds, 13%, 2/5/99 ITL                                2,250,000,000           1,593,503
       -----------------------------------------------------------------------------------------------------------------------
       Telkom SA Ltd. Bonds, Series TK05, 12%, 3/31/98 ZAR                                       4,770,000             971,191
       -----------------------------------------------------------------------------------------------------------------------
       Treasury Corp. of Victoria Gtd. Bonds, 12%, 9/22/01 AUD                                   7,450,000           7,076,214
       -----------------------------------------------------------------------------------------------------------------------
       United Kingdom Treasury Nts., 12.50%, 11/21/05 GBP                                        7,300,000          15,842,150
       -----------------------------------------------------------------------------------------------------------------------
       United Mexican States Bonds, 10.375%, 1/29/03 DEM                                         8,465,000           5,923,982
       -----------------------------------------------------------------------------------------------------------------------
       Venezuela (Republic of):
       Collateralized Par Bonds, Series W-A, 6.75%, 3/31/20                                      2,000,000           1,535,000
       Front-Loaded Interest Reduction Bonds, Series A, 6.625%,3/31/07(4)                        3,490,000           3,119,188
       New Money Bonds, Series A, 6.625%, 12/18/05(4)                                            2,000,000           1,784,375
       New Money Bonds, Series B, 6.50%, 12/18/05(4)                                               500,000             446,094
                                                                                                                  ------------
       Total Foreign Government Obligations (Cost $127,246,484)                                                    130,343,544

==============================================================================================================================
LOAN PARTICIPATIONS--1.3%
------------------------------------------------------------------------------------------------------------------------------
       Algeria (Republic of) Reprofiled Debt Loan Participation,
       Tranche A, 6.625%, 9/4/06(4)(5)                                                           7,671,232           5,926,027
       -----------------------------------------------------------------------------------------------------------------------
       Colombia (Republic of) 1989--1990 Integrated Loan Facility Bonds,
       6.563%, 7/1/01(4)(5)                                                                        714,399             682,252
       -----------------------------------------------------------------------------------------------------------------------
       GPA Investment BV, 6.40% Nts., 11/19/98(5)                                                2,000,000           1,925,000
       -----------------------------------------------------------------------------------------------------------------------
       Jamaica (Government of) 1990 Refinancing Agreement Nts.,
       Tranche B, 6.312%, 11/15/04(4)(5)                                                           450,000             387,000
       -----------------------------------------------------------------------------------------------------------------------
       Morocco (Kingdom of) Loan Participation Agreement, Tranche A,
       6.437%, 1/1/09(7)                                                                        10,215,000           8,328,417
       -----------------------------------------------------------------------------------------------------------------------
       Trinidad & Tobago Loan Participation Agreement:
       Tranche A, 1.772%, 9/30/00(4)(5) JPY                                                     28,435,778             227,839
       Tranche B, 1.772%, 9/30/00(4)(5) JPY                                                    306,564,221           2,456,317
                                                                                                                  ------------
       Total Loan Participations (Cost $18,262,359)                                                                 19,932,852

==============================================================================================================================
MUNICIPAL BONDS AND NOTES--1.0%
------------------------------------------------------------------------------------------------------------------------------
       San Joaquin Hills, California Transportation Corridor Agency Toll Road
       Capital Appreciation Revenue Bonds, Jr. Lien, Zero Coupon:
       8.75%, 1/1/12(6)                                                                         15,000,000           5,565,600
       9%, 1/1/28(6)(11)                                                                        74,000,000           8,874,080
                                                                                                                  ------------
       Total Municipal Bonds and Notes (Cost $8,983,995)                                                            14,439,680

==============================================================================================================================
CORPORATE BONDS AND NOTES--76.5%
------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--10.5%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
       Arcadian Partner LP, 10.75% Sr. Nts., Series B, 5/1/05                                    3,120,000           3,478,800
       -----------------------------------------------------------------------------------------------------------------------
       Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec. Disc. Nts., 7/15/01               580,000             608,275
       -----------------------------------------------------------------------------------------------------------------------
       ISP Holdings, Inc., 9% Sr. Nts., 10/15/03(3)                                              5,100,000           5,202,000

7      Oppenheimer High Yield Fund

                                                                                            FACE                  MARKET VALUE
                                                                                            AMOUNT(1)             SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS
(CONTINUED)
       NL Industries, Inc.:
       0%/13% Sr. Sec. Disc. Nts., 10/15/05(10)                                             $    4,300,000         $ 3,730,250
       11.75% Sr. Sec. Nts., 10/15/03                                                            1,040,000           1,105,000
       -----------------------------------------------------------------------------------------------------------------------
       Terra Industries, Inc., 10.50% Sr. Nts., Series B, 6/15/05                                6,470,000           7,084,650
                                                                                                                  ------------
                                                                                                                    21,208,975

------------------------------------------------------------------------------------------------------------------------------
CONTAINERS--1.7%
       United States Can Co., 13.50% Sr. Sub. Nts., 1/15/02                                     20,900,000          21,736,000
       -----------------------------------------------------------------------------------------------------------------------
       U.S. Can Corp., 10.125% Sr. Sub. Nts., 10/15/06(3)                                        4,275,000           4,510,125
                                                                                                                  ------------
                                                                                                                    26,246,125

------------------------------------------------------------------------------------------------------------------------------
METALS/MINING--1.3%
       Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03                               7,271,000           7,979,922
       -----------------------------------------------------------------------------------------------------------------------
       Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06                                        11,425,000          11,653,500
                                                                                                                  ------------
                                                                                                                    19,633,422

------------------------------------------------------------------------------------------------------------------------------
PAPER--3.3%
       APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05                          1,500,000           1,606,875
       -----------------------------------------------------------------------------------------------------------------------
       Asia Pulp & Paper International Finance Co.,
       Zero Coupon Asian Currency Nts., 16.55%, 5/15/97(6) IDR                               1,500,000,000             599,724
       -----------------------------------------------------------------------------------------------------------------------
       Buckeye Cellulose Corp., 9.25% Sr. Sub. Nts., 9/15/08                                     4,235,000           4,383,225
       -----------------------------------------------------------------------------------------------------------------------
       Container Corp., 9.75% Gtd. Sr. Nts., 4/1/03                                              1,500,000           1,586,250
       -----------------------------------------------------------------------------------------------------------------------
       Florida Coast Paper Co. LLC, 12.75% First Mtg. Nts., 6/1/03                                 480,000             522,000
       -----------------------------------------------------------------------------------------------------------------------
       Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                             3,625,000           4,014,687
       -----------------------------------------------------------------------------------------------------------------------
       Indah Kiat International Finance Co. BV, 12.50% Sr. Sec. Gtd. Nts.,
       Series C, 6/15/06                                                                         6,610,000           7,312,312
       -----------------------------------------------------------------------------------------------------------------------
       QUNO Corp., 9.125% Sr. Nts., 5/15/05                                                      5,300,000           5,485,500
       -----------------------------------------------------------------------------------------------------------------------
       Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts., 4/15/05                 4,550,000           4,777,500
       -----------------------------------------------------------------------------------------------------------------------
       Repap Wisconsin, Inc., 9.25% First Priority Sr. Sec. Nts., 2/1/02                         3,890,000           3,958,075
       -----------------------------------------------------------------------------------------------------------------------
       Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                                    5,170,000           5,118,300
       -----------------------------------------------------------------------------------------------------------------------
       SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                                      4,775,000           5,180,875
       -----------------------------------------------------------------------------------------------------------------------
       Stone Container Corp., 10.75% Sr. Sub. Nts., 6/15/97                                      1,000,000           1,017,500
       -----------------------------------------------------------------------------------------------------------------------
       Tembec Finance Corp., 9.875% Gtd. Sr. Nts., 9/30/05                                       3,925,000           3,718,937
                                                                                                                  ------------
                                                                                                                    49,281,760

------------------------------------------------------------------------------------------------------------------------------
STEEL--2.8%
       AK Steel Corp., 9.125% Sr. Nts., 12/15/06(3)                                             10,300,000          10,583,250
       -----------------------------------------------------------------------------------------------------------------------
       Armco, Inc., 8.50% Sinking Fund Debs., 9/1/01(7)(12)                                     24,507,000          24,690,802
       -----------------------------------------------------------------------------------------------------------------------
       Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                                      3,650,000           3,723,000
       -----------------------------------------------------------------------------------------------------------------------
       Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03              1,610,000           1,529,500
       -----------------------------------------------------------------------------------------------------------------------
       Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                        1,490,000           1,404,325
                                                                                                                  ------------
                                                                                                                    41,930,877

------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED--15.9%
------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS--4.2%
       Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
       Series B, 11.55%, 5/27/98(6)                                                             17,370,000          14,569,087
       -----------------------------------------------------------------------------------------------------------------------
       E & S Holdings Corp., 10.375% Sr. Sub. Nts., 10/1/06(3)                                   8,120,000           8,536,150
       -----------------------------------------------------------------------------------------------------------------------
       Harman International Industries, Inc., 12% Sr. Sub. Nts., 8/1/02                         12,000,000          13,140,000
       -----------------------------------------------------------------------------------------------------------------------
       International Semi-Tech Microelectronics, Inc.,
       0%/11.50% Sr. Sec. Disc. Nts., 8/15/03(10)                                               17,100,000          11,157,750

8      Oppenheimer High Yield Fund

                                                                                              FACE                MARKET VALUE
                                                                                              AMOUNT(1)           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS
(CONTINUED)
       Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05                                         $11,275,000        $ 12,458,875
       -----------------------------------------------------------------------------------------------------------------------
       TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05                                   2,695,000           3,112,725
                                                                                                                   -----------
                                                                                                                    62,974,587

------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO--1.6%
       Consolidated Cigar Corp., 10.50% Sr. Sub. Nts., 3/1/03                                    2,000,000           2,090,000
       -----------------------------------------------------------------------------------------------------------------------
       Cott Corp., 9.375% Sr. Nts., 7/1/05                                                      11,515,000          11,860,450
       -----------------------------------------------------------------------------------------------------------------------
       Foodbrands America, Inc., 10.75% Sr. Sub. Nts., 5/15/06                                   2,900,000           3,088,500
       -----------------------------------------------------------------------------------------------------------------------
       International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06(3)                         6,845,000           7,153,025
                                                                                                                   -----------
                                                                                                                    24,191,975

------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE--3.0%
       Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06(3)                           11,340,000          11,708,550
       -----------------------------------------------------------------------------------------------------------------------
       Integrated Health Services, Inc., 10.25% Sr. Sub. Nts., 10/31/06(3)                       4,380,000           4,588,050
       -----------------------------------------------------------------------------------------------------------------------
       Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04                  15,580,000          17,371,700
       -----------------------------------------------------------------------------------------------------------------------
       Tenet Healthcare Corp., 10.125% Sr. Sub. Nts., 3/1/05                                    10,250,000          11,377,500
                                                                                                                   -----------
                                                                                                                    45,045,800

------------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING--3.3%
       Arizona Charlie's, Inc., 12% First Mtg. Nts., Series A, 11/15/00(5)                       2,750,000           1,925,000
       -----------------------------------------------------------------------------------------------------------------------
       California Hotel Finance Corp., 11% Sr. Sub. Nts., 12/1/02                                1,700,000           1,772,250
       -----------------------------------------------------------------------------------------------------------------------
       Capital Gaming International, Inc., Promissory Nts., 8/1/95(13)                              22,500                  --
       -----------------------------------------------------------------------------------------------------------------------
       Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A, 11/15/00(5)(13)              1,000,000             750,000
       -----------------------------------------------------------------------------------------------------------------------
       Empress River Casino Finance Corp., 10.75% Sr. Gtd. Nts., 4/1/02(5)                       8,070,000           8,735,775
       -----------------------------------------------------------------------------------------------------------------------
       Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03                                1,725,000           1,750,875
       -----------------------------------------------------------------------------------------------------------------------
       Griffin Gaming & Entertainment, Inc., 8.015% First Mtg.
       Non-Recourse Pass-Through Nts., 6/30/00(4)                                                6,785,000           6,513,600
       -----------------------------------------------------------------------------------------------------------------------
       HMC Acquisition Properties, Inc., 9% Sr. Nts., Series B, 12/15/07                         6,390,000           6,517,800
       -----------------------------------------------------------------------------------------------------------------------
       HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05                              6,030,000           6,323,962
       -----------------------------------------------------------------------------------------------------------------------
       Majestic Star Casino LLC (The), 12.75% Sr. Sec. Nts., 5/15/03                             1,570,000           1,695,600
       -----------------------------------------------------------------------------------------------------------------------
       Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., Series B, 11/15/02                 4,475,000           5,929,375
       -----------------------------------------------------------------------------------------------------------------------
       Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                  1,900,000           2,004,500
       -----------------------------------------------------------------------------------------------------------------------
       Showboat Marina Casino Partnership/Showboat Marina Finance Corp.,
       13.50% First Mtg. Nts., Series B, 3/15/03                                                 5,200,000           5,746,000
       -----------------------------------------------------------------------------------------------------------------------
       Trump's Castle Funding, Inc., 13.875% Sub. Nts., 11/15/05(14)                                    32                  29
                                                                                                                   -----------
                                                                                                                    49,664,766

------------------------------------------------------------------------------------------------------------------------------
LEISURE--0.3%
       Gillett Holdings, Inc., 12.25% Sr. Sub. Nts., Series A, 6/30/02(5)                        5,019,737           5,239,350
------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--0.9%
       Ameriking, Inc., 10.75% Sr. Nts., 12/1/06                                                 2,600,000           2,704,000
       -----------------------------------------------------------------------------------------------------------------------
       Carrols Corp., 11.50% Sr. Nts., 8/15/03                                                   6,840,000           7,267,500
       -----------------------------------------------------------------------------------------------------------------------
       Foodmaker, Inc.:
       9.25% Sr. Nts., 3/1/99                                                                    3,475,000           3,544,500
       9.75% Sr. Sub. Nts., 6/1/02                                                                 710,000             725,975
                                                                                                                   -----------
                                                                                                                    14,241,975

9      Oppenheimer High Yield Fund

                                                                                           FACE                   MARKET VALUE
                                                                                           AMOUNT(1)              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL--2.6%
       Consoltex Group, Inc., 11% Sr. Sub. Gtd. Nts., Series B, 10/1/03                    $     5,600,000        $  5,628,000
       -----------------------------------------------------------------------------------------------------------------------
       Pope, Evans & Robbins, Inc., 7% Sr. Nts., 5/15/98(5)(13)(17)                              5,955,189              37,220
       -----------------------------------------------------------------------------------------------------------------------
       PT Polysindo Eka Perkasa, 13% Gtd. Nts., 6/15/01                                          5,490,000           6,176,250
       -----------------------------------------------------------------------------------------------------------------------
       Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                               10,000,000          11,075,000
       -----------------------------------------------------------------------------------------------------------------------
       Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                        2,800,000           2,870,000
       -----------------------------------------------------------------------------------------------------------------------
       WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05                                 10,255,000          10,613,925
       -----------------------------------------------------------------------------------------------------------------------
       William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06(3)                                     2,375,000           2,470,000
                                                                                                                  ------------
                                                                                                                    38,870,395

------------------------------------------------------------------------------------------------------------------------------
ENERGY--10.0%
------------------------------------------------------------------------------------------------------------------------------
       Chesapeake Energy Corp.:
       10.50% Sr. Nts., 6/1/02                                                                     650,000             708,500
       9.125% Sr. Nts., 4/15/06                                                                  9,075,000           9,460,687
       -----------------------------------------------------------------------------------------------------------------------
       DeepTech International, Inc., 12% Sr. Sec. Nts., 12/15/00                                10,888,000          11,704,600
       -----------------------------------------------------------------------------------------------------------------------
       Ferrellgas LP/Ferrellgas Finance Corp., 10% Sr. Nts., Series A, 8/1/01                    9,700,000          10,269,875
       -----------------------------------------------------------------------------------------------------------------------
       Ferrellgas Partners LP, 9.375% Sr. Sec. Nts., Series B, 6/15/06                           2,310,000           2,353,312
       -----------------------------------------------------------------------------------------------------------------------
       Forcenergy, Inc., 9.50% Sr. Sub. Nts., 11/1/06                                            7,305,000           7,661,119
       -----------------------------------------------------------------------------------------------------------------------
       J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06                                       8,560,000           9,009,400
       -----------------------------------------------------------------------------------------------------------------------
       Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06(3)                                    10,060,000          10,713,900
       -----------------------------------------------------------------------------------------------------------------------
       Maxus Energy Corp., 11.50% Debs., 11/15/15                                                5,700,000           6,042,000
       -----------------------------------------------------------------------------------------------------------------------
       Mesa Operating Co.:
       0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06(10)                                          23,000,000          15,985,000
       10.625% Gtd. Sr. Sub. Nts., 7/1/06                                                        3,700,000           4,023,750
       -----------------------------------------------------------------------------------------------------------------------
       National Energy Group, Inc., 10.75% Sr. Nts., 11/1/06(3)                                 11,730,000          12,375,150
       -----------------------------------------------------------------------------------------------------------------------
       Nuevo Energy Co., 12.50% Sr. Sub. Nts., 6/15/02                                           7,240,000           7,801,100
       -----------------------------------------------------------------------------------------------------------------------
       Parker Drilling Corp., 9.75% Gtd. Sr. Nts., 11/15/06(3)                                   1,350,000           1,427,625
       -----------------------------------------------------------------------------------------------------------------------
       Petroleum Heat & Power Co., Inc.:
       10.125% Sub. Nts., 4/1/03                                                                   900,000             922,500
       12.25% Sub. Debs., 2/1/05                                                                 4,709,000           5,285,852
       9.375% Sub. Debs., 2/1/06                                                                 5,630,000           5,489,250
       -----------------------------------------------------------------------------------------------------------------------
       TransTexas Gas Corp., 11.50% Sr. Sec. Gtd. Nts., 6/15/02                                 21,005,000          22,816,681
       -----------------------------------------------------------------------------------------------------------------------
       Triton Energy Corp., Zero Coupon Sr. Sub. Disc. Nts., 9.14%, 11/1/97(6)                   6,475,000           6,135,062
                                                                                                                  ------------
                                                                                                                   150,185,363

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--4.2%
------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS--1.2%
       Banco de Colombia, 5.20% Cv. Jr. Sub. Unsec. Nts., 2/1/99(5)                              1,650,000           1,534,500
       -----------------------------------------------------------------------------------------------------------------------
       Bank of America Malaysia, Zero Coupon Nts., 7.12%, 4/30/97(6)(9) MYR                      3,900,000           1,510,116
       -----------------------------------------------------------------------------------------------------------------------
       Citibank Malaysia Banker's Acceptance, Zero Coupon Negotiable CD:
       7.16%, 3/24/97(6) MYR                                                                     3,900,000           1,520,664
       7.17%, 4/17/97(6) MYR                                                                     2,700,000           1,047,781
       7.23%, 5/2/97(6) MYR                                                                      2,000,000             773,964
       7.17%, 5/5/97(6) MYR                                                                      1,800,000             696,160
       -----------------------------------------------------------------------------------------------------------------------
       First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts., 10/1/03(3)                          5,250,000           5,696,250
       -----------------------------------------------------------------------------------------------------------------------
       PT Hutama Karya, Zero Coupon Medium-Term Nts.:
       15.38%, 11/19/97(6) IDR                                                              10,000,000,000           3,706,562
       17.67%, 3/26/97(6) IDR                                                                4,000,000,000           1,636,101
                                                                                                                  ------------
                                                                                                                    18,122,098

10     Oppenheimer High Yield Fund

                                                                                               FACE               MARKET VALUE
                                                                                               AMOUNT(1)          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--1.6%
       ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(5)                                             $ 1,624,837        $  1,795,445
       -----------------------------------------------------------------------------------------------------------------------
       GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                             6,590,000           6,738,275
       -----------------------------------------------------------------------------------------------------------------------
       GPA Holland BV, 8.94% Medium-Term Nts., Series C, 2/16/99                                 7,300,000           7,373,000
       -----------------------------------------------------------------------------------------------------------------------
       Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(5)(13)                                   8,802,000           1,980,450
       -----------------------------------------------------------------------------------------------------------------------
       Snap Ltd., 11.50% Sec. Bonds, 1/29/09 DEM                                                 6,770,000           4,447,852
       -----------------------------------------------------------------------------------------------------------------------
       Wilshire Financial Services Group, Inc., 13% Nts., 1/1/04                                 1,500,000           1,515,000
                                                                                                                  ------------
                                                                                                                    23,850,022

------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.4%
       American Life Holding Co., 11.25% Sr. Sub. Nts., 9/15/04                                  6,980,000           8,027,000
       -----------------------------------------------------------------------------------------------------------------------
       Reliance Group Holdings, Inc., 9.75% Sr. Sub. Debs., 11/15/03                             8,250,000           8,662,500
       -----------------------------------------------------------------------------------------------------------------------
       Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03(3)                                      4,730,000           4,800,950
                                                                                                                  ------------
                                                                                                                    21,490,450

------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED--1.9%
------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS--0.8%
       Building Materials Corp. of America, 8.625% Sr. Nts., 12/15/06(3)                         3,750,000           3,740,625
       -----------------------------------------------------------------------------------------------------------------------
       Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                                               8,880,000           9,057,600
                                                                                                                  ------------
                                                                                                                    12,798,225

------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/
REAL ESTATE--1.1%
       First Place Tower, Inc.:
       9.22% First Mtg. Bonds, 12/15/05 CAD                                                      1,464,450           1,193,706
       Units (each unit consists of one $10 principal amount of 8.50% cv. sub. debs.,
       12/15/15 and 40 common shares)(15) CAD                                                      880,730           1,317,253
       -----------------------------------------------------------------------------------------------------------------------
       NVR, Inc., 11% Sr. Gtd. Nts., 4/15/03                                                     3,100,000           3,255,000
       -----------------------------------------------------------------------------------------------------------------------
       Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts., Series B, 4/1/02           650,000             702,000
       -----------------------------------------------------------------------------------------------------------------------
       Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(3)                           8,900,000           7,459,313
       -----------------------------------------------------------------------------------------------------------------------
       U.S. Home Corp., 9.75% Sr. Nts., 6/15/03                                                  2,440,000           2,549,800
                                                                                                                  ------------
                                                                                                                    16,477,072

------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--4.0%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/
COMPUTERS--1.5%
       Businessland, Inc., 5.50% Sub. Debs., 3/1/07(5)                                           3,850,000           2,464,000
       -----------------------------------------------------------------------------------------------------------------------
       Newport News Shipbuilding, Inc., 8.625% Sr. Nts., 12/1/06(3)                              1,400,000           1,438,500
       -----------------------------------------------------------------------------------------------------------------------
       Tracor, Inc., 10.875% Sr. Sub. Nts., 8/15/01                                             10,730,000          11,454,275
       -----------------------------------------------------------------------------------------------------------------------
       UNC, Inc., 11% Sr. Sub. Nts., 6/1/06                                                      2,000,000           2,150,000
       -----------------------------------------------------------------------------------------------------------------------
       Unisys Corp., 11.75% Sr. Nts., 10/15/04                                                   4,300,000           4,606,375
                                                                                                                  ------------
                                                                                                                    22,113,150

------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE--2.2%
       Aftermarket Technology Corp.:
       12% Sr. Sub. Nts., Series B, 8/1/04                                                       3,530,000           3,935,950
       12% Sr. Sub. Nts., Series D, 8/1/04                                                         970,000           1,081,550
       -----------------------------------------------------------------------------------------------------------------------
       Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06                         6,750,000           7,382,813
       -----------------------------------------------------------------------------------------------------------------------
       Foamex LP/Foamex Capital Corp.:
       11.25% Sr. Nts., 10/1/02                                                                  1,325,000           1,417,750
       9.50% Gtd. Sr. Sec. Nts., 6/1/00                                                            800,000             824,000
       -----------------------------------------------------------------------------------------------------------------------
       Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                              9,455,000          10,305,950
       -----------------------------------------------------------------------------------------------------------------------
       Lear Corp., 9.50% Sub. Nts., 7/15/06                                                      7,415,000           7,934,050
                                                                                                                  ------------
                                                                                                                    32,882,063

11     Oppenheimer High Yield Fund

                                                                                               FACE               MARKET VALUE
                                                                                               AMOUNT(1)          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--0.3%
       Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                                 $ 4,035,000         $ 4,256,925
------------------------------------------------------------------------------------------------------------------------------
MEDIA--10.3%
------------------------------------------------------------------------------------------------------------------------------
BROADCASTING--1.6%
       Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                                       915,000             928,725
       -----------------------------------------------------------------------------------------------------------------------
       Granite Broadcasting Corp., 9.375% Sr. Sub. Nts., Series A, 12/1/05                       3,700,000           3,598,250
       -----------------------------------------------------------------------------------------------------------------------
       Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                               8,850,000           9,292,500
       -----------------------------------------------------------------------------------------------------------------------
       SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06                           1,300,000           1,381,250
       -----------------------------------------------------------------------------------------------------------------------
       Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                4,870,000           4,985,663
       -----------------------------------------------------------------------------------------------------------------------
       Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B, 1/15/06                             4,500,000           4,398,750
                                                                                                                   -----------
                                                                                                                    24,585,138

------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION--6.3%
       American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04(10)                        10,238,688           4,249,056
       -----------------------------------------------------------------------------------------------------------------------
       Bell Cablemedia plc:
       0%/11.875% Sr. Disc. Nts., 9/15/05(10)                                                   11,470,000           9,319,375
       0%/11.95% Sr. Disc. Nts., 7/15/04(10)                                                     3,400,000           2,992,000
       -----------------------------------------------------------------------------------------------------------------------
       Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08                           1,600,000           1,698,952
       -----------------------------------------------------------------------------------------------------------------------
       Cablevision Systems Corp.:
       10.75% Sr. Sub. Debs., 4/1/04                                                             7,800,000           8,131,500
       9.875% Sr. Sub. Debs., 2/15/13                                                              600,000             595,500
       9.875% Sr. Sub. Nts., 5/15/06                                                             2,200,000           2,268,750
       -----------------------------------------------------------------------------------------------------------------------
       Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(10)                    9,380,000           6,730,150
       -----------------------------------------------------------------------------------------------------------------------
       Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(10)                 14,465,000          10,360,556
       -----------------------------------------------------------------------------------------------------------------------
       EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04(10)                      1,855,000           1,544,288
       -----------------------------------------------------------------------------------------------------------------------
       International CableTel, Inc.:
       0%/10.875% Sr. Deferred Coupon Nts., 10/15/03(10)                                           640,000             545,600
       0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(10)                                  3,950,000           2,705,750
       0%/12.75% Sr. Deferred Coupon Nts., 4/15/05(10)                                          14,595,000          10,982,738
       -----------------------------------------------------------------------------------------------------------------------
       Marcus Cable Co. LP/Marcus Cable Capital Corp.,
       0%/14.25% Sr. Disc. Nts., 12/15/05(10)                                                      960,000             693,600
       -----------------------------------------------------------------------------------------------------------------------
       Rogers Cablesystems Ltd., 11% Sr. Sub. Gtd. Debs., 12/1/15                                2,075,000           2,235,813
       -----------------------------------------------------------------------------------------------------------------------
       TeleWest plc, 0%/11% Sr. Disc. Debs., 10/1/07(10)                                        23,460,000          16,422,000
       -----------------------------------------------------------------------------------------------------------------------
       TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                             5,000,000           5,410,125
       -----------------------------------------------------------------------------------------------------------------------
       United International Holdings, Inc.:
       0%/14% Sr. Disc. Nts., Series B, 5/15/06(10)                                              3,006,000           1,585,665
       Zero Coupon Sr. Sec. Disc. Nts., Series B, 12.58%, 11/15/99(6)                            5,190,000           3,710,850
       Zero Coupon Sr. Sec. Disc. Nts., 12.58%, 11/15/99(6)                                        950,000             679,250
       -----------------------------------------------------------------------------------------------------------------------
       Videotron Holdings plc, 0%/11% Sr. Disc. Nts., 8/15/05(10)                                2,500,000           2,043,750
                                                                                                                   -----------
                                                                                                                    94,905,268

------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA--2.2%
       Ackerley Communications, Inc., 10.75% Sr. Sec. Nts., Series A, 10/1/03                    6,950,000           7,401,750
       -----------------------------------------------------------------------------------------------------------------------
       Katz Media Corp., 10.50% Sr. Sub. Nts., 1/15/07(3)                                        2,800,000           2,866,500
       -----------------------------------------------------------------------------------------------------------------------
       Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                                      2,175,000           2,262,000
       -----------------------------------------------------------------------------------------------------------------------
       News America Holdings, Inc., 10.125% Sr. Gtd. Debs., 10/15/12                             2,000,000           2,306,924
       -----------------------------------------------------------------------------------------------------------------------
       Panamsat LP/Panamsat Capital Corp.:
       0%/11.375% Sr. Sub. Disc. Nts., 8/1/03(10)                                               10,670,000           9,949,775
       9.75% Sr. Sec. Nts., 8/1/00                                                               3,025,000           3,221,625
       -----------------------------------------------------------------------------------------------------------------------
       Universal Outdoor, Inc.:
       9.75% Sr. Sub. Nts., 10/15/06                                                             2,450,000           2,535,750
       9.75% Sr. Sub. Nts., 10/15/06(3)                                                          2,220,000           2,292,150
                                                                                                                   -----------
                                                                                                                    32,836,474

12     Oppenheimer High Yield Fund

                                                                                               FACE               MARKET VALUE
                                                                                               AMOUNT(1)          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING--0.2%
       Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs., Series B, 3/1/05(10)                $ 3,130,000         $ 2,292,725
------------------------------------------------------------------------------------------------------------------------------
OTHER--2.2%
------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL--0.5%
       Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06(3)                        6,725,000           7,086,469
       -----------------------------------------------------------------------------------------------------------------------
       Mid-American Waste Systems, Inc., 12.25% Sr. Sub. Nts., 2/15/03(5)(13)                      800,000             324,000
                                                                                                                   -----------
                                                                                                                     7,410,469

------------------------------------------------------------------------------------------------------------------------------
SERVICES--1.7%
       Borg-Warner Security Corp., 9.125% Sr. Sub. Nts., 5/1/03                                  1,550,000           1,555,813
       -----------------------------------------------------------------------------------------------------------------------
       Coinstar, Inc., Units (each unit consists of $1,000 principal amount of 0%/13% sr. sub. disc. nts., 10/1/06 and one warrant to
       purchase seven ordinary shares)(5)(10)(15)                                                5,475,000           3,843,450
       -----------------------------------------------------------------------------------------------------------------------
       Iron Mountain, Inc., 10.125% Sr. Sub. Nts., 10/1/06                                       4,350,000           4,632,750
       -----------------------------------------------------------------------------------------------------------------------
       Protection One Alarm Monitoring, Inc.:
       0%/13.625% Sr. Disc. Nts., 6/30/05(10)                                                   15,350,000          14,659,250
       6.75% Cv. Gtd. Sr. Sub. Nts., 9/15/03                                                       705,000             648,600
                                                                                                                   -----------
                                                                                                                    25,339,863

------------------------------------------------------------------------------------------------------------------------------
RETAIL--3.7%
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING--1.3%
       Brylane LP/Brylane Capital Corp., 10% Sr. Sub. Nts., Series B, 9/1/03                    11,100,000          11,488,500
       -----------------------------------------------------------------------------------------------------------------------
       Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                                       4,970,000           5,218,500
       -----------------------------------------------------------------------------------------------------------------------
       United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                                2,500,000           2,775,000
                                                                                                                   -----------
                                                                                                                    19,482,000

------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS--2.4%
       Grand Union Co., 12% Sr. Nts., 9/1/04                                                    12,811,000          13,643,715
       -----------------------------------------------------------------------------------------------------------------------
       Kash 'N Karry Food Stores, Inc., 11.50% Sr. Nts., 2/1/03                                  7,618,658           7,656,751
       -----------------------------------------------------------------------------------------------------------------------
       Ralph's Grocery Co.:
       10.45% Sr. Nts., 6/15/04                                                                  3,125,000           3,335,938
       10.45% Sr. Nts., 6/15/04                                                                  7,520,000           8,027,600
       -----------------------------------------------------------------------------------------------------------------------
       Smith's Food & Drug Centers, Inc., 11.25% Sr. Unsec. Sub. Nts., 5/15/07                   2,800,000           3,108,000
                                                                                                                   -----------
                                                                                                                    35,772,004

------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.3%
------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION--0.4%
       Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02                                6,000,000           6,690,000
------------------------------------------------------------------------------------------------------------------------------
RAILROADS--1.2%
       Transtar Holdings LP/Transtar Capital Corp.,
       0%/13.375% Sr. Disc. Nts., Series B, 12/15/03(10)                                        21,515,000          17,319,575
------------------------------------------------------------------------------------------------------------------------------
SHIPPING--0.7%
       Gearbulk Holding Ltd., 11.25% Sr. Nts., 12/1/04                                           9,150,000          10,019,250
------------------------------------------------------------------------------------------------------------------------------
UTILITIES--11.5%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.7%
       CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06                                                  3,450,000           3,579,375
       -----------------------------------------------------------------------------------------------------------------------
       California Energy, Inc., 0%/10.25% Sr. Disc. Nts., 1/15/04(10)                            7,290,000           7,745,625
       -----------------------------------------------------------------------------------------------------------------------
       Calpine Corp., 10.50% Sr. Nts., 5/15/06                                                   4,200,000           4,467,750
       -----------------------------------------------------------------------------------------------------------------------
       Centragas Natural Gas Transmission System, 10.65% Sr. Sec. Bonds, 12/1/10(3)              1,158,321           1,303,112
       -----------------------------------------------------------------------------------------------------------------------
       El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11                            5,700,000           6,127,500
       -----------------------------------------------------------------------------------------------------------------------
       Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08(3)                                       2,586,206           2,702,586
                                                                                                                   -----------
                                                                                                                    25,925,948

13     Oppenheimer High Yield Fund

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT(1)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--9.8%
       American Communications Services, Inc.:
       0%/12.75% Sr. Disc. Nts., 4/1/06(10)                                                   $  5,850,000      $    3,261,375
       0%/13% Sr. Disc. Nts., 11/1/05(10)                                                        2,575,000           1,532,125
       -----------------------------------------------------------------------------------------------------------------------
       Brooks Fiber Properties, Inc.:
       0%/10.875% Sr. Disc. Nts., 3/1/06(10)                                                     1,050,000             706,125
       0%/11.875% Sr. Disc. Nts., 11/1/06(3)(10)                                                14,130,000           9,078,525
       -----------------------------------------------------------------------------------------------------------------------
       CellNet Data Systems, Inc., 0%/13% Sr. Disc. Nts., 6/15/05(5)(10)                         2,000,000           1,390,000
       -----------------------------------------------------------------------------------------------------------------------
       Cellular Communications International, Inc.,
       Zero Coupon Sr. Disc. Nts., 12.07%, 8/15/00(6)                                           18,765,000          13,088,588
       -----------------------------------------------------------------------------------------------------------------------
       Central Termica Guemes, 12% Bonds, 11/26/01(5)                                            1,300,000           1,319,500
       -----------------------------------------------------------------------------------------------------------------------
       Colt Telecom Group plc, Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06
       and one warrant to purchase 7.8 ordinary shares)(10)(15)                                  3,950,000           2,389,750
       -----------------------------------------------------------------------------------------------------------------------
       Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon Bonds, 11/15/03(10)               5,700,000           3,790,500
       -----------------------------------------------------------------------------------------------------------------------
       GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub. Disc. Nts., 12/15/05(3)(10)         1,400,000             910,000
       -----------------------------------------------------------------------------------------------------------------------
       GST USA, Inc., 0%/13.875% Bonds, 12/15/05(10)                                            11,200,000           6,888,000
       -----------------------------------------------------------------------------------------------------------------------
       Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts., Series B, 4/15/03(10)           3,395,000           1,943,638
       -----------------------------------------------------------------------------------------------------------------------
       IntelCom Group (USA), Inc.:
       0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06(10)                                                 3,900,000           2,564,250
       0%/13.50% Sr. Disc. Nts., 9/15/05(10)                                                    12,540,000           8,966,100
       -----------------------------------------------------------------------------------------------------------------------
       Lenfest Communications, Inc., 8.375% Sr. Unsec. Nts., 11/1/05                             7,650,000           7,430,063
       -----------------------------------------------------------------------------------------------------------------------
       Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                           4,540,000           3,881,700
       -----------------------------------------------------------------------------------------------------------------------
       MFS Communications Co., Inc.:
       0%/8.875% Sr. Disc. Nts., 1/15/06(10)                                                     1,035,000             767,194
       0%/9.375% Sr. Disc. Nts., 1/15/04(10)                                                    11,620,000          10,167,500
       -----------------------------------------------------------------------------------------------------------------------
       Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts., 8/15/04(10)                         4,750,000           3,259,688
       -----------------------------------------------------------------------------------------------------------------------
       Omnipoint Corp.:
       11.625% Sr. Nts., 8/15/06                                                                 5,465,000           5,710,925
       11.625% Sr. Nts., 8/15/06(3)                                                              2,450,000           2,560,250
       -----------------------------------------------------------------------------------------------------------------------
       Petersburg Long Distance, Inc.:
       9% Cv. Sub. Nts., 6/1/06(3)                                                                 630,000             664,650
       Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts.,
       6/1/04 and one warrant to purchase 34 ordinary shares)(3)(10)(15)                         4,350,000           3,588,750
       -----------------------------------------------------------------------------------------------------------------------
       PriCellular Wireless Corp.:
       0%/12.25% Sr. Sub. Disc. Nts., 10/1/03(10)                                               10,290,000           8,849,400
       0%/14% Sr. Sub. Disc. Nts., 11/15/01(10)                                                  3,373,000           3,297,108
       10.75% Sr. Nts., 11/1/04(3)                                                               4,200,000           4,378,500
       -----------------------------------------------------------------------------------------------------------------------
       Rogers Cantel, Inc., 9.375% Sr. Sec. Debs., 6/1/08                                        3,000,000           3,157,500
       -----------------------------------------------------------------------------------------------------------------------
       Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
       0%/12.50% Sr. Disc. Nts., 8/15/06(10)                                                     9,250,000           6,266,875
       -----------------------------------------------------------------------------------------------------------------------
       Teleport Communications Group, Inc.:
       0%/11.125% Sr. Disc. Nts., 7/1/07(10)                                                    13,710,000           9,459,900
       9.875% Sr. Nts., 7/1/06                                                                   2,805,000           3,015,375
       -----------------------------------------------------------------------------------------------------------------------
       USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                                 2,000,000           2,250,000
       -----------------------------------------------------------------------------------------------------------------------
       Western Wireless Corp.:
       10.50% Sr. Sub. Nts., 2/1/07(3)                                                           5,550,000           5,820,563
       10.50% Sr. Sub. Nts., 6/1/06                                                              5,435,000           5,713,544
                                                                                                                --------------
                                                                                                                   148,067,961
                                                                                                                --------------
       Total Corporate Bonds and Notes (Cost $1,115,370,918)                                                     1,151,352,050

14     Oppenheimer High Yield Fund

                                                                                                                  MARKET VALUE
                                                                                                  SHARES          SEE NOTE 1
==============================================================================================================================
COMMON STOCKS--0.8%
------------------------------------------------------------------------------------------------------------------------------
       ECM Fund, L.P.I.(5)                                                                           1,350         $ 1,356,750
       -----------------------------------------------------------------------------------------------------------------------
       Equitable Bag, Inc.(5)(16)                                                                   39,357             196,785
       -----------------------------------------------------------------------------------------------------------------------
       Finlay Enterprises, Inc.(16)                                                                  4,266              66,123
       -----------------------------------------------------------------------------------------------------------------------
       Gaylord Container Corp., Cl. A(16)                                                           96,000             588,000
       -----------------------------------------------------------------------------------------------------------------------
       Grand Union Co.(16)                                                                         144,928             724,640
       -----------------------------------------------------------------------------------------------------------------------
       Great Bay Power Corp.(16)                                                                    46,533             389,714
       -----------------------------------------------------------------------------------------------------------------------
       Gulfstream Housing Corp.(16)                                                                844,536                  --
       -----------------------------------------------------------------------------------------------------------------------
       Hollywood Casino Corp., Cl. A(16)                                                            90,836             340,635
       -----------------------------------------------------------------------------------------------------------------------
       ICG Communications, Inc.(16)                                                                  5,000              88,125
       -----------------------------------------------------------------------------------------------------------------------
       New World Communications Group, Inc.:
       Cl. A(16)                                                                                    18,225             460,181
       Cl. B(16)                                                                                    96,445           2,435,236
       -----------------------------------------------------------------------------------------------------------------------
       Omnipoint Corp.(5)(16)                                                                      200,000           3,657,500
       -----------------------------------------------------------------------------------------------------------------------
       Pope, Evans & Robbins, Inc.(5)(16)(17)                                                    1,688,400              84,420
       -----------------------------------------------------------------------------------------------------------------------
       Pratt Hotel Corp.(16)                                                                        15,247              26,682
       -----------------------------------------------------------------------------------------------------------------------
       Resorts International, Inc.(16)                                                             187,187                  --
       -----------------------------------------------------------------------------------------------------------------------
       Sun International Hotels Ltd., B Shares(16)                                                  24,447             892,316
       -----------------------------------------------------------------------------------------------------------------------
       Triangle Wire & Cable, Inc.(5)(16)                                                          370,500             370,500
       -----------------------------------------------------------------------------------------------------------------------
       Walter Industries, Inc.(16)                                                                     544               7,684
                                                                                                                   -----------
       Total Common Stocks (Cost $12,707,321)                                                                       11,685,291

==============================================================================================================================
PREFERRED STOCKS--3.0%
------------------------------------------------------------------------------------------------------------------------------
       Cablevision Systems Corp., 8.50% Cum. Cv., Series I                                         176,000           3,608,000
       -----------------------------------------------------------------------------------------------------------------------
       California Federal Bank, 10.625% Non-Cum., Series B                                          32,040           3,556,440
       -----------------------------------------------------------------------------------------------------------------------
       Earthwatch, Inc., 12% Cv. Sr. Preferred Stock, Series C(5)(14)                              390,000           3,900,000
       -----------------------------------------------------------------------------------------------------------------------
       El Paso Electric Co., 11.40% Series A Preferred Stock(14)                                    15,721           1,760,752
       -----------------------------------------------------------------------------------------------------------------------
       First Nationwide Bank, 11.50% Non-Cum.                                                       97,300          11,165,175
       -----------------------------------------------------------------------------------------------------------------------
       Fresenius Medical Care Trust, 9% Preferred Securities                                    11,035,000          11,255,700
       -----------------------------------------------------------------------------------------------------------------------
       K-III Communications Corp., $11.625 Exchangeable, Series B(5)(14)                            16,845           1,705,632
       -----------------------------------------------------------------------------------------------------------------------
       Panamsat Corp., 12.75% Sr. Preferred Exchangeable(5)(14)                                      1,850           2,270,875
       -----------------------------------------------------------------------------------------------------------------------
       SDW Holdings Corp., 15% Cum. Sr. Exchangeable Preferred Stock(5)                             61,880           2,165,800
       -----------------------------------------------------------------------------------------------------------------------
       Unisys Corp., $3.75 Cv., Series A                                                            29,400           1,014,300
       -----------------------------------------------------------------------------------------------------------------------
       Walden Residential Properties, Inc., Units (each unit consists of
       1 share of perpetual 9.20% Sr. Preferred Stock and 1 warrant to
       purchase .33 ordinary shares)(15)                                                           114,400           2,882,880
                                                                                                                   -----------
       Total Preferred Stocks (Cost $43,528,234)                                                                    45,285,554

15     Oppenheimer High Yield Fund

                                                                                                                 MARKET VALUE
                                                                                                  UNITS          SEE NOTE 1
==============================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.5%
------------------------------------------------------------------------------------------------------------------------------
       American Communications Services, Inc. Wts., Exp. 11/05                                       2,575        $    231,750
       -----------------------------------------------------------------------------------------------------------------------
       American Telecasting, Inc. Wts., Exp. 6/99                                                   40,000              70,000
       -----------------------------------------------------------------------------------------------------------------------
       Ames Department Stores, Inc.:
       Excess Cash Flow Payment Certificates, Series AG-7A(5)                                      326,800               3,268
       Litigation Trust(5)                                                                       1,045,990              10,460
       -----------------------------------------------------------------------------------------------------------------------
       Australis Media Ltd. Wts., Exp. 5/00(5)                                                         825                   7
       -----------------------------------------------------------------------------------------------------------------------
       Becker Gaming, Inc. Wts., Exp. 11/00(5)                                                     125,000              31,250
       -----------------------------------------------------------------------------------------------------------------------
       CellNet Data Systems, Inc. Wts., Exp. 6/05(3)                                                16,000             234,000
       -----------------------------------------------------------------------------------------------------------------------
       Cellular Communications International, Inc. Wts., Exp. 8/03(5)                               12,305             246,100
       -----------------------------------------------------------------------------------------------------------------------
       Comunicacion Celular SA Wts., Exp. 11/03(5)                                                   5,700             427,500
       -----------------------------------------------------------------------------------------------------------------------
       Federated Department Stores, Inc.:
       Cl. C Wts., Exp. 12/99                                                                       69,654             905,502
       Cl. D Wts., Exp. 12/01                                                                       69,654             922,915
       -----------------------------------------------------------------------------------------------------------------------
       Furniture Brands International, Inc., Series 1 Wts., Exp. 8/99                               32,716             229,012
       -----------------------------------------------------------------------------------------------------------------------
       Gaylord Container Corp. Wts., Exp. 11/02                                                    163,894           1,003,851
       -----------------------------------------------------------------------------------------------------------------------
       Hyperion Telecommunications, Inc. Wts., Exp. 4/01(5)                                          3,395              67,900
       -----------------------------------------------------------------------------------------------------------------------
       In-Flight Phone Corp. Wts., Exp. 8/02                                                         6,000                  --
       -----------------------------------------------------------------------------------------------------------------------
       IntelCom Group, Inc. Wts., Exp. 9/05                                                         50,820             457,380
       -----------------------------------------------------------------------------------------------------------------------
       Jewel Recovery LP, Participation Units of Limited Partners' Interest                         10,113                  --
       -----------------------------------------------------------------------------------------------------------------------
       Omnipoint Corp. Wts., Exp. 11/00(5)                                                          32,000             585,200
       -----------------------------------------------------------------------------------------------------------------------
       Protection One, Inc. Wts.:
       Exp. 11/03(5)                                                                               182,000           1,137,500
       Exp. 6/05(5)                                                                                 49,120             405,240
       -----------------------------------------------------------------------------------------------------------------------
       Republic Health Corp. Wts., Exp. 4/00                                                         3,763                  --
       -----------------------------------------------------------------------------------------------------------------------
       SDW Holdings Corp., Cl. B Wts., Exp. 12/06(5)                                                 6,188              80,444
       -----------------------------------------------------------------------------------------------------------------------
       Trizec Corp. Wts., Exp. 7/99                                                                 16,277              69,471
       -----------------------------------------------------------------------------------------------------------------------
       Venezuela Government Wts., Exp. 4/20                                                         10,000                  --
                                                                                                                  ------------
       Total Rights, Warrants and Certificates (Cost $2,443,374)                                                     7,118,750

                                                                                              FACE
                                                                                              AMOUNT(1)
------------------------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS--2.6%
------------------------------------------------------------------------------------------------------------------------------
       Bayerische Landesbank Girozentrale, New York Branch,
       6.28% Deutsche Mark Currency Protected Yield Curve CD, 7/25/97                          $ 1,500,000           1,494,750
       -----------------------------------------------------------------------------------------------------------------------
       Canadian Imperial Bank of Commerce, New York Branch:
       13.50% Greek Drachma/Swiss Franc Linked Nts., 2/5/97                                      7,000,000           7,084,700
       16.75% CD, 4/16/97 (indexed to the Federation GKO, Zero Coupon, 4/9/97)(5)                4,800,000           4,785,600
       17% CD, 2/26/97 (indexed to the Federation GKO, Zero Coupon, 2/19/97)(5)                  1,500,000           1,497,750
       17.30% CD, 2/26/97 (indexed to the Federation GKO, Zero Coupon, 2/19/97)(5)               1,400,000           1,397,900
       -----------------------------------------------------------------------------------------------------------------------
       Deutsche Bank AG, New York Branch, Czech Koruna Linked Nts.,
       Zero Coupon Debs., 12.55%, 2/3/97(6) CZK                                                 41,250,000           1,499,642
       -----------------------------------------------------------------------------------------------------------------------
       ING (U.S.) Financial Holdings Corp.:
       Zero Coupon Korean Won/U.S. Dollar Linked Nts., 10.87%,6/9/97(6)                          1,500,000           1,394,700
       Zero Coupon Nts., Linked to Greek Drachma/Swiss
       Franc Exchange Rate, 14.44%, 12/10/97(6)                                                  4,020,000           3,428,256
       -----------------------------------------------------------------------------------------------------------------------
       Internationale Nederlanden (U.S.) Capital Holdings Corp.,
       Zero Coupon GKO Pass-Through Nts., 15.06%, 5/21/97(6)                                     3,000,000           2,819,100


16     Oppenheimer High Yield Fund

                                                                                              FACE              MARKET VALUE
                                                                                              AMOUNT(1)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS
(CONTINUED)
       Lehman Brothers Holdings:
       15% U.S. Dollar Nts. Linked to Czech Koruna/Swiss Franc, 12/21/98                      $  1,500,000       $   1,498,800
       Zero Coupon U.S. Dollar Nts. Linked to Czech Koruna/Swiss Franc,
       15.41%, 12/29/97(6)                                                                       3,000,000           3,005,400
       -----------------------------------------------------------------------------------------------------------------------
       Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.:
       12.61%, 1/3/97 (indexed to the Brazilian National Treasury Nts.,
       Zero Coupon, 1/2/97)(6)                                                                   1,500,000           1,499,400
       12.89%, 1/3/97 (indexed to the Brazilian National Treasury Nts.,
       Zero Coupon, 1/2/97)(6)                                                                   1,500,000           1,499,400
       12.64%, 1/3/97 (indexed to the Brazilian National Treasury Nts.,
       Zero Coupon, 1/2/97)(6)                                                                   1,600,000           1,599,360
       -----------------------------------------------------------------------------------------------------------------------
       Swiss Bank Corp., New York Branch, 6.05% CD, 6/20/97
       (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr. & 3 mos.
       Japanese Yen Swap rate & New Zealand Dollar)                                              4,300,000           4,388,150
                                                                                                                 -------------
       Total Structured Instruments (Cost $38,879,467)                                                              38,892,908

                                                            DATE             STRIKE              CONTRACTS
==============================================================================================================================
PUT OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------
       Australian Dollar Put Opt.                           1/97             1.28 AUD            4,330,000               5,846
       -----------------------------------------------------------------------------------------------------------------------
       Australian Dollar Put Opt.                           2/97             1.282 AUD           4,340,000              11,501
       -----------------------------------------------------------------------------------------------------------------------
       Deutsche Mark Put Opt.                               2/97             1.545 DEM          41,960,000             230,612
       -----------------------------------------------------------------------------------------------------------------------
       Italy (Republic of) Treasury Bonds, Buoni
       del Tesoro Poliennali, 9.50%, 2/1/06 Put Opt.        7/97              99.96 ITL              5,532               3,873
       -----------------------------------------------------------------------------------------------------------------------
       Japanese Yen Put Opt.                                3/97             115 JPY         1,112,300,000             153,497
       -----------------------------------------------------------------------------------------------------------------------
       New Zealand Dollar Put Opt.                          3/97               1.43 NZD          3,197,000              19,310
       -----------------------------------------------------------------------------------------------------------------------
       New Zealand Dollar Put Opt.                          3/97               1.44 NZD            167,500                 610
       -----------------------------------------------------------------------------------------------------------------------
       New Zealand Dollar Put Opt.                          3/97               1.453 NZD            74,500                 171
                                                                                                                  ------------
       Total Put Options Purchased (Cost   $762,968)                                                                   425,420

                                                                                                FACE
                                                                                                AMOUNT(1)
==============================================================================================================================
REPURCHASE AGREEMENT--2.3%
------------------------------------------------------------------------------------------------------------------------------
       Repurchase agreement with Goldman, Sachs & Co., 6.52%, dated 12/31/96, to be repurchased at $34,812,605 on 1/2/97, collateralized by
       U.S. Treasury Nts., 5.50%--7.50%, 7/15/99--8/15/05, with a value of
       $35,597,893 (Cost $34,800,000)                                                           $34,800,000         34,800,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,442,444,379)                                                      99.3%     1,495,578,883
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                         0.7          9,811,478
                                                                                                -----------     --------------
NET ASSETS                                                                                            100.0%    $1,505,390,361
                                                                                                ===========     ==============

       1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

       ARP--Argentine Peso                 GBP--British Pound Sterling       NOK--Norwegian Krone
       AUD--Australian Dollar              IDR--Indonesian Rupiah            NZD--New Zealand Dollar
       CAD--Canadian Dollar                ITL--Italian Lira                 PTE--Portuguese Escudo
       CZK--Czech Koruna                   JPY--Japanese Yen                 SEK--Swedish Krona
       DEM--German Deutsche Mark           MXP--Mexican Peso                 ZAR--South African Rand
       DKK--Danish Krone                   MYR--Malaysian Ringgit

       2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

17     Oppenheimer High Yield Fund

-------------------------------------------------------------------------------
       3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $151,019,580 or 10.03% of the Fund's net assets, at December 31, 1996.

       4. Represents the current interest rate for a variable rate security.

       5. Identifies issues considered to be illiquid--See Note 8 of Notes to Financial Statements.

       6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

       7. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                               CONTRACTS/FACE     EXPIRATION     EXERCISE         PREMIUM         MARKET VALUE
                                               SUBJECT TO CALL    DATE           PRICE            RECEIVED        SEE NOTE 1
       -----------------------------------------------------------------------------------------------------------------------
       Australian Dollar Call Option            3,524,620        1/8/97         1.229 AUD         $ 22,734            $    352
       -----------------------------------------------------------------------------------------------------------------------
       Banco Hipotecario Nacional
       (Argentina) Medium-Term Nts.,
       10.625%, 8/7/06 Call Option              3,000,000        8/7/00           100.00%           27,600              90,000
       -----------------------------------------------------------------------------------------------------------------------
       British Pound Sterling Call Option       2,180,000       1/30/97         1.632 GBP           49,094             174,182
       -----------------------------------------------------------------------------------------------------------------------
       British Pound Sterling Call Option       3,900,000       3/17/97          1.69 GBP           71,760             130,026
       -----------------------------------------------------------------------------------------------------------------------
       British Pound Sterling Call Option       1,425,000       3/25/97          1.71 GBP           27,830              44,318
       -----------------------------------------------------------------------------------------------------------------------
       Morocco (Kingdom of) Loan
       Participation Agreement, Tranche A,
       6.437%, 1/1/09 Call Option              10,215,000       1/17/97           79.875%          111,344             306,450
       -----------------------------------------------------------------------------------------------------------------------
       New Zealand Dollar Call Option           3,197,000       3/13/97         1.412 NZD           21,100              18,766
       ------------------------------------------------------------------------------------------------------------------------
       New Zealand Dollar Call Option             167,500        3/6/97         1.419 NZD            1,080               1,208
       -----------------------------------------------------------------------------------------------------------------------
       New Zealand Dollar Call Option              74,500       3/13/97        1.428 NZEE              521                 706
                                                                                                  --------            --------
                                                                                                  $333,063            $766,008
                                                                                                  ========            ========

       8. Represents the current interest rate for an increasing rate security.

       9. When-issued security to be delivered and settled after December 31, 1996.

       10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

       11. Securities with an aggregate market value of $8,874,080 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial
       Statements.

       12. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

       13. Non-income producing--issuer is in default of interest payment.

       14. Interest or dividend is paid in kind.

       15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the Future For units which represent debt securities, face amount disclosed represents total underlying principal.

       16. Non-income producing security.

       17. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1996. The a aggregate fair value of all securities of affiliated companies as of December 31, 1996 amounted to $121,640. Transactions during the period in which the issuer was an affiliate are as follows:

                              BALANCE JUNE 30, 1996     GROSS ADDITIONS        GROSS REDUCTIONS        BALANCE DECEMBER 31, 1996
                              ----------------------    --------------------   -------------------     -------------------------
 STOCKS                       SHARES/FACE   COST        SHARES/FACE   COST     SHARES/FACE   COST      SHARES/FACE    COST
 -------------------------------------------------------------------------------------------------------------------------------
  Pope, Evans & Robbins,
  Inc.                        1,688,400     $1,114,384      --     $  --        --          $  --        1,688,400    $1,114,384

  BONDS AND NOTES
 -------------------------------------------------------------------------------------------------------------------------------
  Pope, Evans & Robbins,
  Inc., 7% Sr. Nts., 5/15/98  5,955,189      4,662,420      --        --        --             --        5,955,189     4,662,420
                                            ----------             -----                    -----                     ----------
                                            $5,776,804             $  --                    $  --                     $5,776,804
                                            ==========             =====                    =====                     ==========

       See accompanying Notes to Financial Statements.

18     Oppenheimer High Yield Fund

STATEMENT OF ASSETS AND LIABILITIES   December 31, 1996 (Unaudited)

================================================================================================================================
ASSETS
       Investments, at value--see accompanying statement:
       Unaffiliated companies (cost $1,436,667,575)                                                               $1,495,457,243
       Affiliated companies (cost $5,776,804)                                                                            121,640
       -------------------------------------------------------------------------------------------------------------------------
       Cash                                                                                                            1,469,886
       -------------------------------------------------------------------------------------------------------------------------
       Unrealized appreciation on forward foreign currency exchange contracts--Note 5                                    256,798
       -------------------------------------------------------------------------------------------------------------------------
       Receivables:
       Interest, dividends and principal paydowns                                                                     25,295,517
       Investments sold                                                                                                6,029,966
       Shares of beneficial interest sold                                                                              2,056,175
       Daily variation on futures contracts--Note 6                                                                       25,000
       -------------------------------------------------------------------------------------------------------------------------
       Other                                                                                                             187,594
                                                                                                                  --------------
       Total assets                                                                                                1,530,899,819

================================================================================================================================
LIABILITIES
       Unrealized depreciation on forward foreign currency exchange contracts--Note 5                                      4,261
       -------------------------------------------------------------------------------------------------------------------------
       Options written, at value (premiums received $333,063)--
       see accompanying statement--Note 7                                                                                766,008
       -------------------------------------------------------------------------------------------------------------------------
       Payables and other liabilities:
       Investments purchased (including $3,185,190 purchased on a when-issued basis)--Note 1                          13,885,942
       Dividends                                                                                                       5,858,507
       Shares of beneficial interest redeemed                                                                          3,601,833
       Distribution and service plan fees                                                                                800,089
       Closed forward foreign currency exchange contracts                                                                254,591
       Transfer and shareholder servicing agent fees                                                                      27,145
       Trustees' fees                                                                                                      4,325
       Other                                                                                                             306,757
                                                                                                                  --------------
       Total liabilities                                                                                              25,509,458

================================================================================================================================
NET ASSETS                                                                                                        $1,505,390,361
                                                                                                                  ==============

================================================================================================================================
COMPOSITION OF
NET ASSETS
       Paid-in capital                                                                                            $1,651,111,508
       -------------------------------------------------------------------------------------------------------------------------
       Overdistributed net investment income                                                                            (893,996)
       -------------------------------------------------------------------------------------------------------------------------
       Accumulated net realized loss on investments and foreign currency transactions                               (197,738,136)
       -------------------------------------------------------------------------------------------------------------------------
       Net unrealized appreciation on investments and translation of
       assets and liabilities denominated in foreign currencies                                                       52,910,985
                                                                                                                  --------------
       Net assets                                                                                                 $1,505,390,361
                                                                                                                  ==============

================================================================================================================================
NET ASSET VALUE
PER SHARE
       Class A Shares:
       Net asset value and redemption price per share (based on net assets of $1,148,050,509
       and 82,102,650 shares of beneficial interest outstanding)                                                          $13.98
       Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                    $14.68

       -------------------------------------------------------------------------------------------------------------------------
       Class B Shares:
       Net asset value, redemption price and offering price per share (based on net assets
       of $340,952,365 and 24,548,688 shares of beneficial interest outstanding)                                          $13.89

       -------------------------------------------------------------------------------------------------------------------------
       Class C Shares:
       Net asset value, redemption price and offering price per share (based on net assets
       of $16,387,487 and 1,173,109 shares of beneficial interest outstanding)                                            $13.97

       See accompanying Notes to Financial Statements.

19     Oppenheimer High Yield Fund

STATEMENT OF OPERATIONS   For the Six Months Ended December 31, 1996 (Unaudited)

================================================================================================================================
INVESTMENT INCOME
       Interest (net of foreign withholding taxes of $36,209)                                                      $  73,502,798
       -------------------------------------------------------------------------------------------------------------------------
       Dividends                                                                                                       1,106,173
                                                                                                                    ------------
       Total income                                                                                                   74,608,971

================================================================================================================================
EXPENSES
       Management fees--Note 4                                                                                         4,531,569
       -------------------------------------------------------------------------------------------------------------------------
       Distribution and service plan fees--Note 4:
       Class A                                                                                                         1,152,662
       Class B                                                                                                         1,548,032
       Class C                                                                                                            58,690
       -------------------------------------------------------------------------------------------------------------------------
       Transfer and shareholder servicing agent fees--Note 4                                                             740,355
       -------------------------------------------------------------------------------------------------------------------------
       Shareholder reports                                                                                               248,452
       -------------------------------------------------------------------------------------------------------------------------
       Custodian fees and expenses                                                                                        51,370
       -------------------------------------------------------------------------------------------------------------------------
       Legal and auditing fees                                                                                            36,462
       -------------------------------------------------------------------------------------------------------------------------
       Trustees' fees and expenses                                                                                        32,795
       -------------------------------------------------------------------------------------------------------------------------
       Registration and filing fees:
       Class A                                                                                                                72
       Class B                                                                                                            17,159
       Class C                                                                                                             2,624
       -------------------------------------------------------------------------------------------------------------------------
       Insurance expenses                                                                                                  5,849
       -------------------------------------------------------------------------------------------------------------------------
       Other                                                                                                              32,208
                                                                                                                    ------------
       Total expenses                                                                                                  8,458,299

================================================================================================================================
NET INVESTMENT INCOME                                                                                                 66,150,672

================================================================================================================================
REALIZED AND UNREALIZED
GAIN (LOSS)
       Net realized gain (loss) on:
       Investments and options written (including premiums on options exercised)                                      10,011,303
       Closing of futures contracts                                                                                   (1,260,636)
       Closing and expiration of options written                                                                        (745,726)
       Foreign currency transactions                                                                                     444,928
                                                                                                                    ------------
       Net realized gain                                                                                               8,449,869
       -------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation or depreciation on:
       Investments                                                                                                    39,489,345
       Translation of assets and liabilities denominated in foreign currencies                                          (434,200)
                                                                                                                    ------------
       Net change                                                                                                     39,055,145
                                                                                                                    ------------
       Net realized and unrealized gain                                                                               47,505,014

================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $113,655,686
                                                                                                                    ============

       See accompanying Notes to Financial Statements.

20     Oppenheimer High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                                           DECEMBER 31, 1996      JUNE 30,
                                                                                           (UNAUDITED)            1996
================================================================================================================================
OPERATIONS
       Net investment income                                                              $   66,150,672          $  125,626,377
       -------------------------------------------------------------------------------------------------------------------------
       Net realized gain                                                                       8,449,869              14,577,616
       -------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation or depreciation                                  39,055,145              13,351,323
                                                                                           -------------          --------------
       Net increase in net assets resulting from operations                                  113,655,686             153,555,316

================================================================================================================================
DIVIDENDS AND
DISTRIBUTIONS
TO SHAREHOLDERS
       Dividends from net investment income:
       Class A                                                                               (51,031,873)           (103,496,917)
       Class B                                                                               (13,002,128)            (20,649,798)
       Class C                                                                                  (490,692)               (185,655)

================================================================================================================================
BENEFICIAL INTEREST
TRANSACTIONS
       Net increase (decrease) in net assets resulting from beneficial interest transactions--Note 2:
       Class A                                                                                25,873,488              (1,432,524)
       Class B                                                                                50,700,851              82,693,557
       Class C                                                                                 8,334,900               7,649,000

================================================================================================================================
NET ASSETS
       Total increase                                                                        134,040,232             118,132,979
       -------------------------------------------------------------------------------------------------------------------------
       Beginning of period                                                                 1,371,350,129           1,253,217,150
                                                                                          --------------          --------------
       End of period (including overdistributed net investment income
       of $893,996 and $2,519,975, respectively)                                          $1,505,390,361          $1,371,350,129
                                                                                          ==============          ==============

       See accompanying Notes to Financial Statements.

21     Oppenheimer High Yield Fund

FINANCIAL HIGHLIGHTS

                                                 CLASS A
                                                 -------------------------------------------------------------------------
                                                 SIX MONTHS
                                                 ENDED
                                                 DECEMBER 31, 1996      YEAR ENDED JUNE 30,
                                                 (UNAUDITED)            1996                  1995                1994
==========================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $13.51                 $13.22               $13.63             $14.16
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .65                   1.29                 1.30               1.42
Net realized and unrealized gain (loss)                 .45                    .27                 (.40)              (.54)
                                                   --------               --------             --------           --------
Total income from investment operations                1.10                   1.56                  .90                .88

--------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.63)                 (1.27)               (1.30)             (1.41)
Tax return of capital distribution                       --                     --                 (.01)                --
                                                   --------               --------             --------           --------
Total dividends and distributions
to shareholders                                        (.63)                 (1.27)               (1.31)             (1.41)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $13.98                 $13.51               $13.22             $13.63
                                                   ========               ========             ========           ========


==========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                    8.29%                 12.25%                7.09%              6.27%

==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)              $1,148                 $1,084               $1,061             $1,049
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $1,116                 $1,092               $1,006             $1,111
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  9.27%(4)               9.59%                9.81%             10.10%
Expenses                                               0.99%(4)               1.03%                1.03%              0.96%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             56.6%                 104.9%                93.7%              96.7%


1. For the period from November 1, 1995 (inception of offering) to June 30, 1996.

2. For the period from May 3, 1993 (inception of offering) to June 30, 1993.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


22     Oppenheimer High Yield Fund

                      CLASS B                                                                    CLASS C
-------------------   ----------------------------------------------------------------------     ---------------------------
                      SIX MONTHS                                                                 SIX MONTHS         PERIOD
                      ENDED                                                                      ENDED              ENDED
                      DECEMBER 31, 1996   YEAR ENDED JUNE 30,                                    DECEMBER 31, 1996  JUNE 30,
 1993        1992     (UNAUDITED)         1996               1995       1994         1993(2)     (UNAUDITED)        1996(1)
============================================================================================================================
  $13.76     $13.08       $13.43           $13.15            $13.57       $14.12      $13.87        $13.50            $13.30
----------------------------------------------------------------------------------------------------------------------------
    1.60       1.79          .58             1.18              1.20         1.35         .23           .57               .77
     .36        .68          .46              .27              (.42)        (.60)        .27           .47               .19
--------   --------     --------         --------          --------     --------    --------      --------          --------
    1.96       2.47         1.04             1.45               .78          .75         .50          1.04               .96

----------------------------------------------------------------------------------------------------------------------------
   (1.56)     (1.79)        (.58)           (1.17)            (1.19)       (1.30)       (.25)         (.57)             (.76)
      --         --           --               --              (.01)          --          --            --                --
--------   --------     --------         --------          --------     --------    --------      --------          --------

   (1.56)     (1.79)        (.58)           (1.17)            (1.20)       (1.30)       (.25)         (.57)             (.76)
----------------------------------------------------------------------------------------------------------------------------
  $14.16     $13.76       $13.89           $13.43            $13.15       $13.57      $14.12        $13.97            $13.50
========   ========     ========         ========          ========     ========    ========      ========          ========

============================================================================================================================
   15.31%     20.06%        7.85%           11.40%             6.21%        5.31%       3.54%         7.86%             7.36%

============================================================================================================================

  $1,119     $  903         $341             $280              $192          $88         $10           $16                $8
----------------------------------------------------------------------------------------------------------------------------
  $  979     $  768         $308             $236              $135          $52         $ 4           $12                $3
----------------------------------------------------------------------------------------------------------------------------
   11.59%     13.15%        8.44%(4)         8.75%             8.95%        8.98%      10.84%(4)     11.92%(4)          8.41%(4)
    0.97%      0.92%        1.79%(4)         1.84%             1.84%        1.88%       2.28%(4)      1.81%(4)          1.90%(4)
----------------------------------------------------------------------------------------------------------------------------
    87.2%      64.0%        56.6%           104.9%             93.7%        96.7%       87.2%         56.6%            104.9%


4. Annualized.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $806,748,956 and $759,417,737, respectively.

See accompanying Notes to Financial Statements.

23     Oppenheimer High Yield Fund

NOTES TO FINANCIAL STATEMENTS   (Unaudited)

==============================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES

        Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income primarily through investing in a diversified portfolio of high yield fixed income securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

       -----------------------------------------------------------------------
       INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

       -----------------------------------------------------------------------
       SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During the period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 1996, the Fund had entered into outstanding when-issued or forward commitments of $3,185,190.

                In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage "dollar-rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

       -----------------------------------------------------------------------
       SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At December 31, 1996, securities with an aggregate market value of $3,091,670, representing 0.2% of the Fund's net assets, were in default.

       -----------------------------------------------------------------------
       FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

24     Oppenheimer High Yield Fund

==============================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)

       REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

       -----------------------------------------------------------------------
       ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

       -----------------------------------------------------------------------
       FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

       -----------------------------------------------------------------------
       DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

       -----------------------------------------------------------------------
       CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income
       (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

       -----------------------------------------------------------------------
       OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25     Oppenheimer High Yield Fund

==============================================================================
2. SHARES OF
   BENEFICIAL INTEREST

       The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED DECEMBER 31, 1996                      YEAR ENDED JUNE 30, 1996(1)
                                     ------------------------------------                    -----------------------------------
                                     SHARES                 AMOUNT                           SHARES                AMOUNT
       -------------------------------------------------------------------------------------------------------------------------
       Class A:
       Sold                           9,363,273             $ 128,358,238                     19,901,989           $ 267,392,441
       Dividends reinvested           2,192,573                30,215,237                      4,497,586              60,481,931
       Redeemed                      (9,664,149)             (132,699,987)                   (24,448,371)           (329,306,896)
                                     ----------             -------------                    -----------           -------------
       Net increase (decrease)        1,891,697             $  25,873,488                        (48,796)          $  (1,432,524)
                                     ==========             =============                    ===========           =============

       -------------------------------------------------------------------------------------------------------------------------
       Class B:
       Sold                           6,298,489             $  85,909,292                     11,155,284           $ 149,169,252
       Dividends reinvested             453,522                 6,213,799                        730,103               9,766,261
       Redeemed                      (3,038,922)              (41,422,240)                    (5,689,226)            (76,241,956)
                                     ----------             -------------                    -----------           -------------
       Net increase                   3,713,089             $  50,700,851                      6,196,161           $  82,693,557
                                     ==========             =============                    ===========           =============

       -------------------------------------------------------------------------------------------------------------------------
       Class C:
       Sold                             716,418             $   9,843,093                        870,562           $  11,774,656
       Dividends reinvested              23,050                   318,179                          8,861                 120,139
       Redeemed                        (132,684)               (1,826,372)                      (313,098)             (4,245,795)
                                     ----------             -------------                    -----------           -------------
       Net increase                     606,784             $   8,334,900                        566,325           $   7,649,000
                                     ==========             =============                    ===========           =============

       1. For the year ended June 30, 1996 for Class A and Class B shares and for the period from November 1, 1995 (inception of offering) to June 30, 1996 for Class C shares.

==============================================================================
3. UNREALIZED GAINS
   AND LOSSES ON
   INVESTMENTS

       At December 31, 1996, net unrealized appreciation on investments and options written of $52,701,560 was composed of gross appreciation of $81,477,652, and gross depreciation of $28,776,092.

==============================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES

       Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $200 million of average annual net assets with a reduction of 0.03% on each $200 million thereafter to $800 million, 0.60% on the next $200 million and 0.50% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

                For the six months ended December 31, 1996, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,252,117, of which $322,104 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $2,130,175 and $81,058, respectively, of which $28,708 was paid to an affiliated broker/dealer for Class B shares. During the six months ended December 31, 1996, OFDI received contingent deferred sales charges of $446,044 and $4,744, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended December 31, 1996, OFDI paid $18,125 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

26     Oppenheimer High Yield Fund

==============================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES
   (CONTINUED)

       The Fund has adopted a reimbursement type Distribution and Service Plan for Class B shares to reimburse OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended December 31, 1996, OFDI paid $3,399 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $1,288,645 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of December 31, 1996, OFDI had incurred unreimbursed expenses of $10,488,128 for Class B.

                The Fund has adopted a compensation type Distribution and Service Plan for Class C shares to compensate OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended December 31, 1996, OFDI retained $54,675 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of December 31, 1996, OFDI had incurred unreimbursed expenses of $213,914 for Class C.

==============================================================================
5. FORWARD CONTRACTS

       A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

                The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

                Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

                Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                At December 31, 1996, the Fund had outstanding forward contracts to purchase and sell foreign currencies as follows:

                                                 CONTRACT           VALUATION AS OF     UNREALIZED     UNREALIZED
       CONTRACTS TO PURCHASE   EXPIRATION DATE   AMOUNT (000S)      DEC. 31, 1996       APPRECIATION   DEPRECIATION
       ------------------------------------------------------------------------------------------------------------
       Spanish Peseta (ESP)    10/20/97          894,537 ESP        $6,878,102          $ 59,978             $    -
                                                                    ==========          --------             ------

       CONTRACTS TO SELL
       ------------------------------------------------------------------------------------------------------------
       Swiss Franc (CHF)       10/20/97            8,600 CHF        $6,625,565          $196,820             $4,261
                                                                    ==========          --------             ------
                                                                                        $256,798             $4,261
                                                                                        ========             ======

==============================================================================
6. FUTURES CONTRACTS

       The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

                 The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

27     Oppenheimer High Yield Fund

==============================================================================
6. FUTURES CONTRACTS
   (CONTINUED)

        Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

                               Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

                               Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

        At December 31, 1996, the Fund had outstanding futures contracts to sell debt securities as follows:

                                             NUMBER OF            VALUATION AS OF    UNREALIZED
CONTRACTS TO SELL         EXPIRATION DATE    FUTURES CONTRACTS    DEC. 31, 1996      DEPRECIATION
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes       3/97               20                   $2,252,500              $13,750

==============================================================================
7. OPTION ACTIVITY

        The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

                               The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

                               Options are valued daily based upon the
        last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

                               Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

                               The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

        Written option activity for the six months ended December 31, 1996 was as follows:

                                               CALL OPTIONS                           PUT OPTIONS
                                               -------------------------------        -------------------------
                                               NUMBER OF           AMOUNT OF          NUMBER OF       AMOUNT OF
                                               OPTIONS             PREMIUMS           OPTIONS          PREMIUMS
---------------------------------------------------------------------------------------------------------------
Options outstanding at June 30, 1996             9,183,500         $ 185,550                  --             --
---------------------------------------------------------------------------------------------------------------
Options written                                 56,515,015           718,339           1,504,728       $181,065
---------------------------------------------------------------------------------------------------------------
Options closed or expired                      (42,530,130)         (435,699)         (1,504,728)      (181,065)
---------------------------------------------------------------------------------------------------------------
Options exercised                               (8,686,550)         (135,127)                 --             --
                                               -----------         ----------         ----------       --------
Options outstanding at December 31, 1996        14,481,835         $ 333,063                  --       $     --
                                               ===========         ==========         ==========       ========

28     Oppenheimer High Yield Fund

==============================================================================
8. ILLIQUID AND
   RESTRICTED SECURITIES

        At December 31, 1996, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at December 31, 1996 was $76,591,556, which represents 5.09% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                                                                                 VALUATION PER
                                                                                                                 UNIT AS OF
SECURITY                                                                 ACQUISITION DATE        COST PER UNIT   DEC. 31, 1996
------------------------------------------------------------------------------------------------------------------------------
BONDS
------------------------------------------------------------------------------------------------------------------------------
Arizona Charlie's, Inc., 12% First Mtg. Nts., Series A, 11/15/00         11/18/93                    100.00%             70.00%
------------------------------------------------------------------------------------------------------------------------------
Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A, 11/15/00    11/18/93--12/15/95           87.50%             75.00%
------------------------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02                                 4/14/92--3/3/93             100.00%            110.50%

STOCKS AND WARRANTS
------------------------------------------------------------------------------------------------------------------------------
Becker Gaming, Inc. Wts., Exp. 11/00                                     11/18/93                 $    2.00          $     .25
------------------------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.                                                         4/14/92                   1,000.00           1,005.00
------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.                                                          1/26/96                      16.00              18.29
------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00                                         11/29/95                        --              18.29
------------------------------------------------------------------------------------------------------------------------------
Triangle Wire & Cable, Inc.                                              5/2/94                        9.50               1.00

29     Oppenheimer High Yield Fund

OPPENHEIMER HIGH YIELD FUND

==============================================================================
OFFICERS AND TRUSTEES

       James C. Swain, Chairman and Chief Executive Officer
       Bridget A. Macaskill, Trustee and President
       Robert G. Avis, Trustee
       William A. Baker, Trustee
       Charles Conrad, Jr., Trustee
       Jon S. Fossel, Trustee
       Sam Freedman, Trustee
       Raymond J. Kalinowski, Trustee
       C. Howard Kast, Trustee
       Robert M. Kirchner, Trustee
       Ned M. Steel, Trustee
       George C. Bowen, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
       Ralph W. Stellmacher, Vice President
       Robert J. Bishop, Assistant Treasurer
       Scott T. Farrar, Assistant Treasurer
       Robert G. Zack, Assistant Secretary

==============================================================================
INVESTMENT ADVISER
       OppenheimerFunds, Inc.

==============================================================================
DISTRIBUTOR
       OppenheimerFunds Distributor, Inc.

==============================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT
       OppenheimerFunds Services

==============================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES
       The Bank of New York

==============================================================================
INDEPENDENT AUDITORS

       Deloitte & Touche LLP

==============================================================================
LEGAL COUNSEL

       Myer, Swanson, Adams & Wolf, P.C.

       The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer High Yield Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer High Yield Fund. For material information concerning the Fund, see the Prospectus.

       Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

30     Oppenheimer High Yield Fund

OPPENHEIMERFUNDS FAMILY

==============================================================================
        OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.

                When you invest with OppenheimerFunds, you can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.

                At OppenheimerFunds we don't charge a fee to exchange shares. And you can exchange shares easily by mail or by telephone.(1) For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.


===========================================================================================================
STOCK FUNDS
        Developing Markets Fund                                       Growth Fund
        Global Emerging Growth Fund                                   Global Fund
        Enterprise Fund(2)                                            Quest Global Value Fund
        International Growth Fund                                     Disciplined Value Fund
        Discovery Fund                                                Oppenheimer Fund
        Quest Small Cap Value Fund                                    Value Stock Fund
        Gold & Special Minerals Fund                                  Quest Value Fund
        Capital Appreciation Fund(3)

===========================================================================================================
STOCK & BOND FUNDS
        Main Street Income & Growth Fund                              Equity Income Fund
        Quest Opportunity Value Fund                                  Disciplined Allocation Fund
        Total Return Fund                                             Asset Allocation Fund
        Quest Growth & Income Value Fund                              Strategic Income & Growth Fund
        Global Growth & Income Fund                                   Bond Fund for Growth

===========================================================================================================
BOND FUNDS
        International Bond Fund                                       Bond Fund
        High Yield Fund                                               U.S. Government Trust
        Champion Income Fund                                          Limited-Term Government Fund
        Strategic Income Fund

===========================================================================================================
MUNICIPAL FUNDS
        California Municipal Fund(4)                                  Insured Municipal Fund
        Florida Municipal Fund(4)                                     Intermediate Municipal Fund
        New Jersey Municipal Fund(4)
        New York Municipal Fund(4)                                    Rochester Division
        Pennsylvania Municipal Fund(4)                                Rochester Fund Municipals
        Municipal Bond Fund                                           Limited Term New York Municipal Fund

===========================================================================================================
MONEY MARKET FUNDS(5)
        Money Market Fund                                             Cash Reserves

===========================================================================================================
LIFESPAN
        Growth Fund                                                   Income Fund
        Balanced Fund

       1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.

       2. Effective 4/1/96, the Fund is closed to new investors.

       3. On 12/18/96, the Fund's name was changed from "Target Fund."

       4. Available only to investors in certain states.

       5. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

       Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

       (C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

31     Oppenheimer High Yield Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET
1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions
1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
1-800-835-3104

RS0280.001.1296       February 28, 1997

[PHOTO]

Customer Service Representative
OppenheimerFunds Services

"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today--we're here to help.

[OPPENHEIMERFUNDS LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

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